Schedule of trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivables	£ 33	£ 95	£ 22
Prepayments	607	258	151
Other receivables	394	219	3,444
Total trade and other receivables	1,034	572	3,617
Less: non-current portion (rental deposit and on bond)			(2,625)
Current portion	£ 1,034	£ 572	£ 992